Policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Policy reserve [Abstract]
Interest rate linked	₩ 29,977,303	₩ 30,058,020
Fixed interest rate	23,414,098	22,028,112
Policy reserve, total	₩ 53,391,401	₩ 52,086,132